Balance Sheets (Parenthetical)	Dec. 31, 2022 $ / shares shares
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Temporary Equity, Shares Authorized	100,000,000
Temporary Equity, Shares Issued	15,444,103
Temporary Equity, Shares Outstanding	15,444,103
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	100,000,000
Common stock shares issued	463,882
Common stock shares outstanding	463,882
Common Class B [Member]
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	10,000,000
Common stock shares issued	3,861,026
Common stock shares outstanding	3,861,026